Description of the Plan (Details) - 401(k) Savings Plan	12 Months Ended
	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) loan age	Feb. 01, 2025 USD ($)	Dec. 31, 2024 USD ($)
Description of the Plan
Minimum age for Plan eligibility | age		21
Minimum amount of compensation eligible for participant contribution (as a percent)		2.00%
Maximum amount of compensation eligible for participant contribution (as a percent)		30.00%
Employer core contribution (as a percent)		1.50%
Employer matching contribution (as a percent)		50.00%
Participant compensation matched (as a percent)		6.00%
Maximum additional profit sharing contribution (as a percent)		2.00%
Profit sharing contributions	$ 0		$ 0
Minimum service period for full vesting eligibility		3 years
Retirement age for full vesting upon termination		65 years
Forfeited non-vested accounts		$ 573,364		$ 1,169,029
Amount of forfeited nonvested accounts used to offset employer contributions		579,416		$ 1,654,580
Note receivable, minimum borrowing amount		1,000
Note receivable, maximum borrowing amount		$ 50,000
Note receivable, maximum borrowing percentage		50.00%
Maximum number of loans that can be outstanding | loan		3
Maximum term for eligible residential loan		15 years
Basis spread on prime rate (as a percent)		1.00%
Minimum hardship withdrawal allowed for participant		$ 1,000
Minimum participant age for withdrawal of vested amount from account		59 years 6 months
Required participant age for receiving benefit		73 years
Threshold ownership percentage for retirement distributions		5.00%
Vesting percentage		100.00%
Minimum
Description of the Plan
Loan term		6 months
Maximum
Description of the Plan
Loan term		5 years